Unaudited interim consolidated statements of financial position - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 1,661	€ 1,718
Leasehold improvements and equipment	3,447	2,226
Long term financial assets	14,693	20,042
Right-of-use assets	1,036	940
Total non-current assets	20,837	24,926
Current assets
Cash and cash equivalents	222,676	146,854
Trade and other receivables	3,763	2,439
Inventories	612	246
Other assets	135	1,260
Total current assets	227,186	150,799
TOTAL ASSETS	248,023	175,725
Equity
Issued capital	1,197	983
Capital reserves	446,525	345,164
Fair value reserves	(3,629)	1,720
Accumulated deficit	(293,214)	(275,874)
Total equity	150,879	71,993
Non current liabilities
Borrowings	10,025	231
Contract liabilities	19,361	35,992
Lease liabilities	601	482
Total non-current liabilities	29,987	36,705
Current liabilities
Trade and other payables	15,838	11,394
Borrowings	93	92
Lease liabilities	523	492
Contract liabilities	50,703	55,049
Total current liabilities	67,157	67,027
TOTAL EQUITY AND LIABILITIES	€ 248,023	€ 175,725